Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Operating segments

(1)    Operating segments

An operating segment is a component of the Group that engages in business activities from which it may earn revenues and incur expenses, including revenues and expenses that relate to transactions with any of the Group’s other components. The Group’s operating segments have been determined to be each business unit, for which the Group generates separately identifiable financial information that is regularly reported to the chief operating decision maker for the purpose of resource allocation and assessment of segment performance. The Group has four reportable segments which consist of cellular services, fixed-line telecommunication services, e-commerce services and others, as described in Note 5. Segment results that are reported to the chief operating decision maker include items directly attributable to a segment as well as those that can be allocated on a reasonable basis.

The Group’s chief operating decision maker receives and reviews operating income based on Korean IFRS as the measure of segment profit and loss for each operating segment. Segment operating income differs from consolidated operating income used in the Group’s consolidated statements of income. Segment operating profit does not include certain items such as fee revenues, gain/loss from disposal of property, plant, equipment and intangible assets, impairment losses on property, plant, equipment and intangible assets, donations, bad debt expense and penalties. The chief operating decision maker does not receive any information about segment assets and liabilities.

Basis of consolidation

(2)    Basis of consolidation

(i)    Business combination

A business combination is accounted for by applying the acquisition method, unless it is a combination involving entities or businesses under common control.

Consideration transferred is generally measured at fair value, identical to the measurement of identifiable net assets acquired at fair value. The difference between the acquired company’s fair value and the consideration transferred is accounted for goodwill. Any goodwill that arises is tested annually for impairment. Any gain on a bargain purchase is recognized in profit or loss immediately. Acquisition-related costs are expensed in the periods in which the costs are incurred and the services are received excluding costs to issue debt or equity securities recognized based on IAS 32 and 39.

Consideration transferred does not include the amount settled in relation to the pre-existing relationship and the amount settled in relation to the pre-existing relationship is generally recognized through profit or loss.

Contingent consideration is measured at fair value at the acquisition date. Contingent consideration classified as equity is not remeasured and its subsequent settlement is accounted for within equity. If contingent consideration is not classified as equity, the Group subsequently recognizes changes in fair value of contingent consideration through profit or loss.

(ii)    Non-controlling interests

Non-controlling interests are measured at their proportionate share of the acquiree’s identifiable net assets at the date of acquisition.

Changes in a Controlling Company’s ownership interest in a subsidiary that do not result in the Controlling Company losing control of the subsidiary are accounted for as equity transactions.

(iii)    Subsidiaries

Subsidiaries are entities controlled by the Group. The Group controls an investee when it is exposed, or has rights, to variable returns from its involvement with the investee and has the ability to affect those returns through its power over the investee. Consolidation of an investee begins from the date the Group obtains control of the investee and cease when the Group loses control of the investee.

(iv)    Loss of control

If the Group loses control of a subsidiary, the Group derecognizes the assets and liabilities of the former subsidiary from the consolidated statement of financial position and recognizes gain or loss associated with the loss of control attributable to the former controlling interest. Any investment retained in the former subsidiary is recognized at its fair value when control is lost.

(v)    Interest in investees accounted for using the equity method

Interest in investees accounted for using the equity method composed of interest in associates and joint ventures. An associate is an entity in which the Group has significant influence, but not control, over the entity’s financial and operating policies. A joint venture is a joint arrangement whereby the Group that has joint control of the arrangement has rights to the net assets of the arrangement.

The investment in an associate and a joint venture is initially recognized at cost including transaction costs and the carrying amount is increased or decreased to recognize the Group’s share of the profit or loss and changes in equity of the associate or the joint venture after the date of acquisition.

(vi)    Intra-group transactions

Intra-group balances and transactions, and any unrealized income and expenses arising from intra-group transactions, are eliminated in preparing the consolidated financial statements. The Group’s share of unrealized gain incurred from transactions with investees accounted for using the equity method are eliminated and unrealized loss are eliminated using the same basis if there are no evidence of asset impairments.

(vii)    Business combinations under common control

SK Holdings Co., Ltd. is the ultimate controlling entity of the Group. The assets and liabilities acquired under business combination under common control are recognized at the carrying amounts in the ultimate controlling shareholder’s consolidated financial statements. The difference between consideration and carrying amount of net assets acquired is added to or subtracted from capital surplus and others.

Cash and cash equivalents

(3)    Cash and cash equivalents

Cash and cash equivalents comprise cash balances, call deposits and financial assets with maturities of three months or less from the acquisition date that are easily convertible to cash and subject to an insignificant risk of changes in their fair value.

Inventories

(4)    Inventories

Inventories are stated at the acquisition cost using the average method. During the period, a perpetual inventory system is used to track inventory quantities, which is adjusted to the physical inventory counts performed at the period end. When the net realizable value of inventories is less than the acquisition cost, the carrying amount is reduced to the net realizable value and any difference is charged to current operations as operating expenses.

Non-derivative financial assets

(5)    Non-derivative financial assets

The Group recognizes and measures non-derivative financial assets by the following four categories: financial assets at fair value through profit or loss, held-to-maturity investments, loans and receivables and available-for-sale financial assets. The Group recognizes financial assets in the consolidated statement of financial position when the Group becomes a party to the contractual provisions of the instrument.

Upon initial recognition, non-derivative financial assets not at fair value through profit or loss are measured at their fair value plus transaction costs that are directly attributable to the acquisition of the asset.

(i)    Financial assets at fair value through profit or loss

A financial asset is classified as financial asset at fair value through profit or loss if it is held for trading or is designated as such upon initial recognition. Upon initial recognition, transaction costs are recognized in profit or loss when incurred. Financial assets at fair value through profit or loss are measured at fair value, and changes therein are recognized in profit or loss.

(ii)    Held-to-maturity investments

A non-derivative financial asset with a fixed or determinable payment and fixed maturity, for which the Group has the positive intention and ability to hold to maturity, are classified as held-to-maturity investment. Subsequent to initial recognition, held-to-maturity investments are measured at amortized cost using the effective interest rate method.

(iii)    Loans and receivables

Loans and receivables are financial assets with fixed or determinable payments that are not quoted in an active market. Subsequent to initial recognition, loans and receivables are measured at amortized cost using the effective interest method except for loans and receivables of which the effect of discounting is immaterial.

(iv)    Available-for-sale financial assets

Available-for-sale financial assets are those non-derivative financial assets that are designated as available-for-sale or are not classified as financial assets at fair value through profit or loss, held-to-maturity investments or loans and receivables. Subsequent to initial recognition, they are measured at fair value with changes in fair value, net of any tax effect, recorded in other comprehensive income (OCI) in equity. Investments in equity instruments that do not have a quoted market price in an active market and whose fair value cannot be reliably measured are measured at cost.

(v)    De-recognition of financial assets

The Group derecognizes a financial asset when the contractual rights to the cash flows from the asset expire, or it transfers the rights to receive the contractual cash flows on the financial asset in a transaction in which substantially all the risks and rewards of ownership of the financial asset are transferred. Any interest in transferred financial assets that is created or retained by the Group is recognized as a separate asset or liability. If the Group retains substantially all the risks and rewards of ownership of the transferred financial assets, the Group continues to recognize the transferred financial assets and recognizes financial liabilities for the consideration received.

(vi)    Offsetting between financial assets and financial liabilities

Financial assets and liabilities are offset and the net amount is presented in the consolidated statement of financial position only when the Group currently has a legally enforceable right to offset the recognized amounts, and there is the intention to settle on a net basis or to realize the asset and settle the liability simultaneously.

Derivative financial instruments, including hedge accounting

(6)    Derivative financial instruments, including hedge accounting

Derivatives are initially recognized at fair value. Subsequent to initial recognition, derivatives are measured at fair value, and changes therein are accounted for as described below.

(i)    Hedge accounting

The Group holds forward exchange contracts, interest rate swaps, currency swaps and other derivative contracts to manage interest rate risk and foreign exchange risk. The Group designates derivatives as hedging instruments to hedge the risk of changes in the fair value of assets, liabilities or firm commitments (a fair value hedge) and foreign currency risk of highly probable forecasted transactions or firm commitments (a cash flow hedge).

On initial designation of the hedge, the Group formally documents the relationship between the hedging instrument(s) and hedged item(s), including the risk management objectives and strategy in undertaking the hedge transaction, together with the methods that will be used to assess the effectiveness of the hedging relationship.

Fair value hedge

Changes in the fair value of a derivative hedging instrument designated as a fair value hedge are recognized in profit or loss. The gain or loss from remeasuring the hedging instrument at fair value for a derivative hedging instrument and the gain or loss on the hedged item attributable to the hedged risk are recognized in profit or loss in the same line item of the consolidated statement of income.

The Group discontinues fair value hedge accounting if the hedging instrument expires or is sold, terminated or exercised, or if the hedge no longer meets the criteria for hedge accounting. Any adjustment arising from gain or loss on the hedged item attributable to the hedged risk is amortized to profit or loss from the date the hedge accounting is discontinued.

Cash flow hedge

When a derivative is designated to hedge the variability in cash flows attributable to a particular risk associated with a recognized asset or liability or a highly probable forecasted transaction that could affect profit or loss, the effective portion of changes in the fair value of the derivative is recognized in other comprehensive income, net of tax, and presented in the hedging reserve in equity. Any ineffective portion of changes in the fair value of the derivative is recognized immediately in profit or loss. If the hedging instrument no longer meets the criteria for hedge accounting, expires or is sold, terminated, exercised, or the designation is revoked, then hedge accounting is discontinued prospectively. The cumulative gain or loss on the hedging instrument that has been recognized in other comprehensive income is reclassified to profit or loss in the periods during which the forecasted transaction occurs. If the forecasted transaction is no longer expected to occur, then the balance in other comprehensive income is recognized immediately in profit or loss.

(ii)    Separable embedded derivatives

Embedded derivatives are separated from the host contract and accounted for separately only if the following criteria have been met:

(a)	the economic characteristics and risks of the embedded derivative are not closely related to those of the host contract;

(b)	a separate instrument with the same terms as the embedded derivative would meet the definition of a derivative; and

(c)	the hybrid (combined) instrument is not measured at fair value with changes in fair value recognized in profit or loss.

Changes in the fair value of separable embedded derivatives are recognized immediately in profit or loss.

(iii)    Other derivative financial instruments

Changes in the fair value of other derivative financial instrument not designated as a hedging instrument are recognized immediately in profit or loss.

Impairment of financial assets

(7)    Impairment of financial assets

A financial asset not carried at fair value through profit or loss is assessed at each reporting date to determine whether there is objective evidence that it is impaired. A financial asset is impaired if objective evidence indicates that a loss event has occurred after the initial recognition of the asset, and that the loss event had a negative effect on the estimated future cash flows of that asset that can be estimated reliably. However, losses expected as a result of future events, regardless of likelihood, are not recognized.

Objective evidence that a financial asset is impaired includes following loss events:

•	significant financial difficulty of the issuer or obligor;

•	a breach of contract, such as default or delinquency in interest or principal payments;

•	the lender, for economic or legal reasons relating to the borrower’s financial difficulty, granting to the borrower a concession that the lender would not otherwise consider;

•	it becoming probable that the borrower will enter bankruptcy or other financial reorganization;

•	the disappearance of an active market for that financial asset because of financial difficulties; or

•	observable data indicating that there is a measurable decrease in the estimated future cash flows from a group of financial assets since the initial recognition of those assets, although the decrease cannot yet be identified with the individual financial assets in the group.

In addition, for an investment in an equity security, a significant or prolonged decline in its fair value below its cost is objective evidence of impairment.

If financial assets have objective evidence that they are impaired, impairment losses are measured and recognized.

(i)    Financial assets measured at amortized cost

An impairment loss in respect of a financial asset measured at amortized cost is calculated as the difference between its carrying amount and the present value of its estimated future cash flows discounted at the asset’s original effective interest rate. The Group can recognize impairment losses directly or by establishing an allowance account. If, in a subsequent period, the amount of the impairment loss decreases and the decrease can be related objectively to an event occurring after the impairment was recognized (such as an improvement in the debtor’s credit rating), the previously recognized impairment loss is reversed either directly or by adjusting an allowance account.

(ii)    Financial assets carried at cost

If there is objective evidence that an impairment loss has occurred on an unquoted equity instrument that is not carried at fair value because its fair value cannot be reliably measured, or on a derivative asset that is linked to and must be settled by delivery of such an unquoted equity instrument, the amount of the impairment loss is measured as the difference between the carrying amount of the financial asset and the present value of estimated future cash flows discounted at the current market rate of return for a similar financial asset. Such impairment losses are not reversed.

(iii)    Available-for-sale financial assets

When a decline in the fair value of an available-for-sale financial asset has been recognized in other comprehensive income and there is objective evidence that the asset is impaired, the cumulative loss that had been recognized in other comprehensive income is reclassified from equity to profit or loss as a reclassification adjustment even though the financial asset has not been derecognized. Impairment losses recognized in profit or loss for an investment in an equity instrument classified as available-for-sale is not reversed through profit or loss subsequently. If, in a subsequent period, the fair value of a debt instrument classified as available-for-sale increases and the increase can be objectively related to an event occurring after the impairment loss was recognized in profit or loss, the impairment loss is reversed, with the amount of the reversal recognized in profit or loss.

Property and equipment

(8)    Property and equipment

Property and equipment are initially measured at cost. The cost of property and equipment includes expenditures arising directly from the construction or acquisition of the asset, any costs directly attributable to bringing the asset to the location and condition necessary for it to be capable of operating in the manner intended by management and the initial estimate of the costs of dismantling and removing the item and restoring the site on which it is located.

Subsequent to initial recognition, an item of property and equipment is carried at its cost less any accumulated depreciation and any accumulated impairment losses.

Subsequent costs are recognized in the carrying amount of property and equipment at cost or, if appropriate, as a separate item if it is probable that future economic benefits associated with the item will flow to the Group and the cost of the item can be measured reliably. The carrying amount of the replaced part is derecognized. The costs of the day-to-day servicing are recognized in profit or loss as incurred.

Property and equipment, except for land, are depreciated on a straight-line basis over estimated useful lives that appropriately reflect the pattern in which the asset’s future economic benefits are expected to be consumed. A component that is significant compared to the total cost of property and equipment is depreciated over its separate useful life.

Gains and losses on disposal of an item of property and equipment are determined by comparing the proceeds from disposal with the carrying amount of property and equipment and are recognized as other non-operating income (loss).

The estimated useful lives of the Group’s property and equipment are as follows:

Useful lives (years)
Buildings and structures	15 ~ 40
Machinery	3 ~ 15
Other property and equipment	2 ~ 10

Depreciation methods, useful lives and residual values are reviewed at the end of each reporting date and adjusted, if appropriate. The change is accounted for as a change in an accounting estimate.

Borrowing costs

(9)    Borrowing costs

The Group capitalizes borrowing costs directly attributable to the acquisition, construction or production of a qualifying asset as part of the cost of that asset. Other borrowing costs are recognized in expense as incurred. A qualifying asset is an asset that requires a substantial period of time to get ready for its intended use or sale. Financial assets are not qualifying assets. Assets that are ready for their intended use or sale when acquired are not qualifying assets.

To the extent that the Group borrows funds specifically for the purpose of obtaining a qualifying asset, the Group determines the amount of borrowing costs eligible for capitalization as the actual borrowing costs incurred on that borrowing during the period less any investment income on the temporary investment of those borrowings. To the extent that the Group borrows funds generally and uses them for the purpose of obtaining a qualifying asset, the Group determines the amount of borrowing costs eligible for capitalization by applying a capitalization rate to the expenditures on that asset. The capitalization rate is the weighted average of the borrowing costs applicable to the borrowings of the Group that are outstanding during the period, other than borrowings made specifically for the purpose of obtaining a qualifying asset. The amount of borrowing costs that the Group capitalizes during a period do not exceed the amount of borrowing costs incurred during that period.

Intangible assets

(10)    Intangible assets

Intangible assets are measured initially at cost and, subsequently, are carried at cost less accumulated amortization and accumulated impairment losses.

Amortization of intangible assets except for goodwill is calculated on a straight-line basis over the estimated useful lives of intangible assets from the date that they are available for use. The residual value of intangible assets is zero. However, club memberships are expected to be available for use as there are no foreseeable limits to the periods. This intangible asset is determined as having indefinite useful lives and not amortized.

The estimated useful lives of the Group’s intangible assets are as follows:

Useful lives (years)
Frequency usage rights	5 ~ 13
Land usage rights	5
Industrial rights	5, 10
Development costs	3 ~ 5
Facility usage rights	10, 20
Customer relations	3 ~ 7
Other	3 ~ 20

Amortization periods and the amortization methods for intangible assets with finite useful lives are reviewed at the end of each reporting period. The useful lives of intangible assets that are not being amortized are reviewed at the end of each reporting period to determine whether events and circumstances continue to support indefinite useful life assessments for those assets. Changes are accounted for as changes in accounting estimates.

Expenditures on research activities are recognized in profit or loss as incurred. Development expenditures are capitalized only if development costs can be measured reliably, the product or process is technically and commercially feasible, future economic benefits are probable, and the Group intends to and has sufficient resources to complete development and to use or sell the asset. Other development expenditures are recognized in profit or loss as incurred.

Subsequent expenditures are capitalized only when they increase the future economic benefits embodied in the specific asset to which it relates. All other expenditures, including expenditures on internally generated goodwill and brands, are recognized in profit or loss as incurred.

Government grants

(11)    Government grants

Government grants are not recognized unless there is reasonable assurance that the Group will comply with the grant’s conditions and that the grant will be received.

(i)    Grants related to assets

Government grants whose primary condition is that the Group purchases, constructs or otherwise acquires a long-term asset are deducted in calculating the carrying amount of the asset. The grant is recognized in profit or loss over the life of a depreciable asset as a reduction to depreciation expense.

(ii)    Grants related to income

Government grants which are intended to compensate the Group for expenses incurred are deducted from the related expenses.

Investment property

(12)    Investment property

Property held for the purpose of earning rentals or benefiting from capital appreciation is classified as investment property. Investment property is initially measured at its cost. Transaction costs are included in the initial measurement. Subsequently, investment property is carried at depreciated cost less any accumulated impairment losses.

Subsequent costs are recognized in the carrying amount of investment property at cost or, if appropriate, as a separate item if it is probable that future economic benefits associated with the item will flow to the Group and the cost of the item can be measured reliably. The carrying amount of the replaced part is derecognized. The costs of the day-to-day servicing are recognized in profit or loss as incurred.

Investment property except for land, are depreciated on a straight-line basis over 15~40 years as estimated useful lives.

Depreciation methods, useful lives and residual values are reviewed at the end of each reporting date and adjusted, if appropriate. The change is accounted for as a change in an accounting estimate.

Impairment of non-financial assets

(13)    Impairment of non-financial assets

The carrying amounts of the Group’s non-financial assets, other than assets arising from employee benefits, inventories, deferred tax assets and non-current assets held for sale, are reviewed at the end of the reporting period to determine whether there is any indication of impairment. If any such indication exists, then the asset’s recoverable amount is estimated. Goodwill and intangible assets that have indefinite useful lives or that are not yet available for use, irrespective of whether there is any indication of impairment, are tested for impairment annually by comparing their recoverable amount to their carrying amount.

The Group estimates the recoverable amount of an individual asset, if it is impossible to measure the individual recoverable amount of an asset, then the Group estimates the recoverable amount of cash-generating unit (“CGU”). A CGU is the smallest identifiable group of assets that generates cash inflows that are largely independent of the cash inflows from other assets or groups of assets. The recoverable amount of an asset or CGU is the greater of its value in use and its fair value less costs to sell. The value in use is estimated by applying a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset or CGU for which estimated future cash flows have not been adjusted, to the estimated future cash flows expected to be generated by the asset or CGU.

An impairment loss is recognized in profit or loss to the extent the carrying amount of the asset exceeds its recoverable amount.

Goodwill acquired in a business combination is allocated to each CGU that is expected to benefit from the synergies arising from the business acquired. Any impairment identified at the CGU level will first reduce the carrying value of goodwill and then be used to reduce the carrying amount of the other assets in the CGU on a pro rata basis. Except for impairment losses in respect of goodwill which are never reversed, an impairment loss is reversed if there has been a change in the estimates used to determine the recoverable amount. An impairment loss is reversed only to the extent that the asset’s carrying amount does not exceed the carrying amount that would have been determined, net of depreciation or amortization, if no impairment loss had been recognized.

Leases

(14)    Leases

The Group classifies and accounts for leases as either a finance or operating lease, depending on the terms. Leases where the Group assumes substantially all of the risks and rewards of ownership are classified as finance leases. All other leases are classified as operating leases.

(i)    Finance leases

At the commencement of the lease term, the Group recognizes as finance assets and finance liabilities in its consolidated statement of financial position, the lower amount of the fair value of the leased property and the present value of the minimum lease payments, each determined at the inception of the lease. Any initial direct costs are added to the amount recognized as an asset.

Minimum lease payments are apportioned between the finance charge and the reduction of the outstanding liability. The finance charge is allocated to each period during the lease term so as to produce a constant periodic rate of interest on the remaining balance of the liability. Contingent rents are charged as expenses in the periods in which they are incurred.

The depreciable amount of a leased asset is allocated to each accounting period during the period of expected use on a systematic basis consistent with the depreciation policy the Group adopts for depreciable assets that are owned. If there is no reasonable certainty that the Group will obtain ownership by the end of the lease term, the asset is fully depreciated over the shorter of the lease term and its useful life. The Group reviews to determine whether the leased assets are impaired at the reporting date.

(ii)    Operating leases

Leases where the lessor retains a significant portion of the risks and rewards of ownership are classified as operating leases. Payments made under operating leases (net of any incentives received from the lessor) are recognized in profit or loss on a straight-line basis over the period of the lease.

(iii)    Determining whether an arrangement contains a lease

Determining whether an arrangement is, or contains, a lease is based on the substance of the arrangement and requires an assessment of whether fulfillment of the arrangement is dependent on the use of a specific asset and the arrangement conveys a right to use the asset.

At inception or reassessment of the arrangement, the Group separates payments and other consideration required by such an arrangement into those for the lease and those for other elements on the basis of their relative fair values. If the Group concludes for a financial lease that it is impracticable to separate the payments reliably, the Group recognizes an asset and a liability at an amount equal to the fair value of the underlying asset that was identified as the subject of the lease. Subsequently, the liability is reduced as payments are made and an imputed finance charge on the liability is recognized using the Group’s incremental borrowing rate of interest.

Non-current assets held for sale

(15)    Non-current assets held for sale

Non-current assets, or disposal groups comprising assets and liabilities, that are expected to be recovered primarily through sale rather than through continuing use, are classified as held for sale. In order to be classified as held for sale, the asset (or disposal group) must be available for immediate sale in its present condition and its sale must be highly probable. The assets or disposal group that are classified as non-current assets held for sale are measured at the lower of their carrying amount and fair value less cost to sell. The Group recognizes an impairment loss for any initial or subsequent write-down of an asset (or disposal group) to fair value less costs to sell, and a gain for any subsequent increase in fair value less costs to sell, up to the cumulative impairment loss previously recognized in accordance with IAS 36, Impairment of Assets.

A non-current asset that is classified as held for sale or part of a disposal group classified as held for sale is not depreciated (or amortized).

Non-derivative financial liabilities

(16)    Non-derivative financial liabilities

The Group classifies non-derivative financial liabilities into financial liabilities at fair value through profit or loss or other financial liabilities in accordance with the substance of the contractual arrangement. The Group recognizes financial liabilities in the consolidated statement of financial position when the Group becomes a party to the contractual provisions of the financial liability.

(i)    Financial liabilities at fair value through profit or loss

Financial liabilities at fair value through profit or loss include financial liabilities held for trading or designated as such upon initial recognition. Subsequent to initial recognition, financial liabilities at fair value through profit or loss are measured at fair value, and changes therein are recognized in profit or loss. Upon initial recognition, transaction costs that are directly attributable to the issue of the financial liability are recognized in profit or loss as incurred.

(ii)    Other financial liabilities

Non-derivative financial liabilities other than financial liabilities at fair value through profit or loss are classified as other financial liabilities. At the date of initial recognition, other financial liabilities are measured at fair value minus transaction costs that are directly attributable to the issue of the financial liability. Subsequent to initial recognition, other financial liabilities are measured at amortized cost using the effective interest method.

The Group derecognizes a financial liability from the consolidated statement of financial position when it is extinguished (i.e. when the obligation specified in the contract is discharged, cancelled or expires).

Employee benefits

(17)    Employee benefits

(i)    Short-term employee benefits

Short-term employee benefits are employee benefits that are due to be settled within 12 months after the end of the period in which the employees render the related service. When an employee has rendered service to the Group during an accounting period, the Group recognizes the undiscounted amount of short-term employee benefits expected to be paid in exchange for that service.

(ii)    Other long-term employee benefits

Other long-term employee benefits include employee benefits that are settled beyond 12 months after the end of the period in which the employees render the related service. The Group’s net obligation in respect of long-term employee benefits is the amount of future benefit that employees have earned in return for their service in the current and prior periods. That benefit is discounted to determine its present value. Remeasurements are recognized in profit or loss in the period in which they arise.

(iii)    Retirement benefits: defined contribution plans

When an employee has rendered service to the Group during a period, the Group recognizes the contribution payable to a defined contribution plan in exchange for that service as a liability (accrued expense), after deducting any contribution already paid. If the contribution already paid exceeds the contribution due for service before the end of the reporting period, the Group recognizes that excess as an asset (prepaid expense) to the extent that the prepayment will lead to a reduction in future payments or a cash refund.

(iv)    Retirement benefits: defined benefit plans

At the end of reporting period, defined benefits liabilities relating to defined benefit plans are recognized at present value of defined benefit obligations net of fair value of plan assets.

The calculation is performed annually by an independent actuary using the projected unit credit method. When the fair value of plan assets exceeds the present value of the defined benefit obligation, the Group recognizes an asset, to the extent of the present value of any economic benefits available in the form of refunds from the plan or reduction in the future contributions to the plan.

Remeasurements of the net defined benefit liability, which comprise actuarial gains and losses, the return on plan assets (excluding interest) and the effect of the asset ceiling (if any, excluding interest), are recognized immediately in other comprehensive income. The Group determines net interests on net defined benefit liability (asset) by multiplying discount rate determined at the beginning of the annual reporting period and considers changes in net defined benefit liability (asset) from contributions and benefit payments. Net interest costs and other costs relating to the defined benefit plan are recognized through profit or loss.

When the plan amendment or curtailment occurs, gains or losses on amendment or curtailment in benefits for the past service provided are recognized through profit or loss. The Group recognizes gain or loss on a settlement when the settlement of defined benefit plan occurs.

(v)    Termination benefits

The Group recognizes a liability and expense for termination benefits at the earlier of the period when the Group can no longer withdraw the offer of those benefits and the period when the Group recognizes costs for a restructuring that involves the payment of termination benefits. If benefits are payable more than 12 months after the reporting period, they are discounted to their present value.

Provisions

(18)    Provisions

Provisions are recognized when the Group has a present legal or constructive obligation as a result of a past event, it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation and a reliable estimate can be made of the amount of the obligation.

The risks and uncertainties that inevitably surround many events and circumstances are taken into account in reaching the best estimate of a provision. Where the effect of the time value of money is material, provisions are determined at the present value of the expected future cash flows.

Where some or all of the expenditures required to settle a provision are expected to be reimbursed by another party, the reimbursement is recognized when, and only when, it is virtually certain that reimbursement will be received if the entity settles the obligation. The reimbursement is treated as a separate asset.

Provisions are reviewed at the end of each reporting period and adjusted to reflect the current best estimates. If it is no longer probable that an outflow of resources embodying economic benefits will be required to settle the obligation, the provision is reversed.

A provision is used only for expenditures for which the provision was originally recognized.

Transactions in foreign currencies

(19)    Transactions in foreign currencies

(i)    Foreign currency transactions

Transactions in foreign currencies are translated to the functional currency of Group at exchange rates at the dates of the transactions. Monetary assets and liabilities denominated in foreign currencies are retranslated to the functional currency using the reporting date’s exchange rate. Non-monetary assets and liabilities denominated in foreign currencies that are measured at fair value are retranslated to the functional currency at the exchange rate at the date that the fair value was determined.

Foreign currency differences arising on retranslation are recognized in profit or loss, except for differences arising on the retranslation of available-for-sale equity instruments.

(ii)    Foreign operations

If the presentation currency of the Group is different from a foreign operation’s functional currency, the financial statements of the foreign operation are translated into the presentation currency using the following methods:

The assets and liabilities of foreign operations, whose functional currency is not the currency of a hyperinflationary economy, are translated to presentation currency at exchange rates at the reporting date. The income and expenses of foreign operations are translated to functional currency at exchange rates at the dates of the transactions. Foreign currency differences are recognized in other comprehensive income.

Any goodwill arising on the acquisition of a foreign operation and any fair value adjustments to the carrying amounts of assets and liabilities arising on the acquisition of that foreign operation is treated as assets and liabilities of the foreign operation. Thus they are expressed in the functional currency of the foreign operation and translated at the closing rate at the reporting date.

When a foreign operation is disposed of, the relevant amount in the translation is transferred to profit or loss as part of the profit or loss on disposal. On the partial disposal of a subsidiary that includes a foreign operation, the relevant proportion of such cumulative amount is reattributed to non-controlling interest. In any other partial disposal of a foreign operation, the relevant proportion is reclassified to profit or loss.

Share capital

(20)    Share capital

Ordinary shares are classified as equity. Incremental costs directly attributable to the issuance of ordinary shares and share options are recognized as a deduction from equity, net of any tax effects.

When the Group repurchases its own shares, the amount of the consideration paid is recognized as a deduction from equity and classified as treasury shares. The profits or losses from the purchase, disposal, reissue, or retirement of treasury shares are directly recognized in equity being as transaction with owners.

Hybrid bond

(21)    Hybrid bond

The Group recognizes a financial instrument issued by the Group as an equity instrument if it does not include contractual obligation to deliver financial assets including cash to the counter party.

Share-based Payment

(22)    Share-based Payment

For equity-settled share-based payment transaction, if the fair value of the goods or services received cannot be reliably estimated, the Group measures their value indirectly by reference to the fair value of the equity instruments granted. Related expense, with a corresponding increase in capital surplus and others is recognized over the vesting period of the awards. The amount recognized as an expense is adjusted to reflect the number of awards for which the related service and non-market performance conditions are expected to be met, such that the amount ultimately recognized is based on the number of awards that meet the related service and non-market performance conditions at the vesting date.

Revenue

(23)    Revenue

Revenue from the sale of goods, rendering of services or use of the Group assets is measured at the fair value of the consideration received or receivable. Returns, trade discounts and volume rebates are recognized as a reduction of revenue.

When two or more revenue generating activities or deliverables are sold under a single arrangement, each deliverable that is considered to be a separate unit of account is accounted for separately. The allocation of consideration from a revenue arrangement to its separate units of account is based on the relative fair values of each unit.

(i)    Services rendered

Revenue from cellular services consists of revenue from basic charges, voice charges, data charges, data-roaming services and interconnection charges. Such revenues are recognized as services are performed.

Revenue from fixed-line services includes domestic and long distance call charges, international phone connection charges, and broadband internet services. Such revenues are recognized as the related services are performed.

Revenue from other services rendered is recognized in profit or loss in proportion to the stage of completion of the transaction at the reporting date. The stage of completion is assessed by reference to surveys of work performed.

(ii)    Goods sold

Revenue is recognized when persuasive evidence exists, usually in the form of an executed sales agreement, that the significant risks and rewards of ownership have been transferred to the buyer, recovery of the consideration is probable, the associated costs and possible return of goods can be estimated reliably, there is no continuing management involvement with the goods, and the amount of revenue can be measured reliably.

(iii)    Commission revenue

In connection with the commission revenue from e-commerce services with following characteristics, the Group has determined that it is acting as an agent.

•	The Group does not bear inventory risk or have responsibility for the delivery goods;

•	All of the credit risks are borne by suppliers of goods though the Group collects the proceeds from end customers on behalf of the suppliers; and

•	The Group has no latitude in establishing prices regarding goods sold in e-commerce.

(iv)    Customer loyalty programs

For customer loyalty programs, the fair value of the consideration received or receivable in respect of the initial sale is allocated between the award credits and the other components of the sale. The amount allocated to the award credits is estimated by reference to the fair value of the services to be provided with respect to the redeemable award credits. The fair value of the services to be provided with respect to the redeemable portion of the award credits granted to the customers in accordance with customer loyalty programs is estimated taking into account the expected redemption rate and timing of the expected redemption. Considerations allocated to the award credits are deferred and revenue is recognized when the award credits are recovered and the Group performs its obligation to provide the service. The amount of revenue recognized is based on the relative size of the total award credits that are expected to be redeemed and the redeemed award credits in exchange for services.

Operating profit

(24)    Operating profit

Operating profit is the result generated from the continuing principal revenue producing activities of the Group as well as other income and expenses related to operating activities. Operating profit excludes net finance costs, share of profit of equity accounted investees and income taxes.

Finance income and finance costs

(25)    Finance income and finance costs

Finance income comprises interest income on funds invested (including available-for-sale financial assets), dividend income, gains on disposal of available-for-sale financial assets, changes in fair value of financial assets at fair value through profit or loss, and gains on hedging instruments that are recognized in profit or loss. Interest income is recognized as it accrues in profit or loss, using the effective interest rate method. Dividend income is recognized in profit or loss on the date that the Group’s right to receive payment is established.

Finance costs comprise interest expense on borrowings, changes in fair value of financial assets at fair value through profit or loss, and losses on hedging instruments that are recognized in profit or loss. Interest expense on borrowings and debentures are recognized in profit or loss using the effective interest rate method.

Income taxes

(26)    Income taxes

Income tax expense comprises current and deferred tax. Current tax and deferred tax are recognized in profit or loss except to the extent that it relates to a business combination, or items recognized directly in equity or in other comprehensive income.

The Group pays income tax in accordance with the tax-consolidation system which applies to the Parent Company and wholly owned subsidiaries.

(i)    Current tax

In accordance with the tax-consolidation system, the Parent Company calculates current taxes for the Parent Company and its wholly owned domestic subsidiaries and recognizes the income tax payable as current tax liabilities of the Parent Company. Current tax is the expected tax payable or receivable on the taxable profit or loss for the year, using tax rates enacted or substantively enacted at the end of the reporting period and includes interests and fines related to income taxes paid or payable. The taxable profit is different from the accounting profit for the period since the taxable profit is calculated excluding the temporary differences, which will be taxable or deductible in determining taxable profit (tax loss) of future periods, and non-taxable or non-deductible items from the accounting profit.

(ii)    Deferred tax

Deferred tax is recognized, using the asset-liability method, in respect of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for taxation purposes. The Group recognizes a deferred tax liability for all taxable temporary differences, except for the difference associated with investments in subsidiaries and associates that the Group is able to control the timing of the reversal of the temporary difference and it is probable that the temporary difference will not reverse in the foreseeable future. The Group recognizes a deferred tax asset for all deductible temporary differences to the extent that it is probable that the temporary difference will reverse in the foreseeable future and taxable profit will be available against which the temporary difference can be utilized.

A deferred tax asset is recognized for the carryforward of unused tax losses and unused tax credits to the extent that it is probable that future taxable profit will be available against which the unused tax losses and unused tax credits can be utilized. Future taxable profit is dependent on the reversal of taxable temporary differences. If there are insufficient taxable temporary differences to recognize the deferred tax asset, the business plan of the Group and the reversal of existing temporary differences are considered in determining the future taxable profit.

The Group reviews the carrying amount of a deferred tax asset at the end of each reporting period and reduces the carrying amount to the extent that it is no longer probable that sufficient taxable profit will be available to allow the benefit of part or all of that deferred tax asset to be utilized.

Deferred tax assets and liabilities are measured at the tax rates that are expected to apply to the period when the asset is realized or the liability is settled, based on tax rates (and tax laws) that have been enacted or substantively enacted by the end of the reporting period. The measurement of deferred tax liabilities and deferred tax assets reflects the tax consequences that would follow from the manner in which the Group expects, at the end of the reporting period, to recover or settle the carrying amount of its assets and liabilities.

Deferred tax assets and liabilities are offset only if there is a legally enforceable right to offset the related current tax liabilities and assets, and they relate to income taxes levied by the same tax authority and they are intended to be settled current tax liabilities and assets on a net basis. Income tax expense in relation to dividend payments is recognized when liabilities relating to the dividend payments are recognized.

Earnings per share

(27)    Earnings per share

The Group presents basic and diluted earnings per share (EPS) data for its ordinary shares. Basic EPS is calculated by dividing the profit or loss attributable to ordinary shareholders of the Parent Company by the weighted average number of ordinary shares outstanding during the period, adjusted for own shares held. Diluted EPS is determined by adjusting the profit or loss attributable to ordinary shareholders and the weighted average number of ordinary shares outstanding, adjusted for own shares held, for the effects of all dilutive potential ordinary shares, which comprise share options granted to employees, if any.

Standards issued but not yet effective

(28)    Standards issued but not yet effective

The following new standards are effective for annual periods beginning after January 1, 2017 and earlier application is permitted; however, the Group has not early adopted the following new standards in preparing these financial statements.

1)    IFRS 9, Financial Instruments

IFRS 9, published in July 2014 which will replace the IAS 39 Financial Instruments: Recognition and Measurement, is effective for annual periods beginning on or after January 1, 2018, with early adoption permitted. The Group currently plans to apply IFRS 9 in the period beginning on January 1, 2018.

IFRS 9 will be applied retrospectively with exemption allowing the Group not to restate comparative information for prior periods with respect to classification and measurement including impairment changes. The Group will recognize any difference on the measurement of financial assets and liabilities in the opening balance of retained earnings of the year beginning January 1, 2018. In the case of hedge accounting, the prospective application is allowed except for those specified in IFRS 9 such as accounting for the time value of options and the forward element of forward contracts which requires retrospective application.

Key features of IFRS 9 includes new classification and measurement approach for financial assets that reflects the business model in which assets are managed and their cash flow characteristics, impairment model based on changes in expected credit losses, and new approach to hedge qualification and methods for assessing hedge effectiveness.

To ensure smooth implementation of IFRS 9, the Group needs to assess the financial impact of adopting IFRS 9, to formulate the accounting policy, and to design, implement and enhance the accounting system and related controls. The expected quantitative impact of adopting IFRS 9 on the Group’s financial statements cannot be reliably estimated because it will be dependent on the financial instruments that the Group holds and economic conditions at that time as well as accounting elections and judgments that it will make in the future.

Based on the circumstances and information available as of December 31, 2017, the Group preliminary assessed the financial impact on its consolidated financial statements resulting from the adoption of IFRS 9. The results of the preliminary assessment are as follows. The results are subject to change according to additional information available in subsequent period.

i)    Classification and measurement of financial assets

Classification of financial assets under IFRS 9 is driven by the entity’s business model for managing financial assets and their contractual cash flows. This contains three principal classification categories: financial assets measured at amortized cost, fair value through other comprehensive income (FVOCI) and fair value through profit or loss (FVTPL). Derivatives embedded in contracts where the host is a financial asset are never bifurcated. Instead, the hybrid financial instrument as a whole is assessed for classification. Details of the classification based on business models and contractual cash flows are as follows:

Contractual cash flow characteristics
Business model assessment(*1)	Solely payments of principal and interest	Others
Hold to collect contractual cash flows	Amortized cost(*2)	FVTPL-measured at fair value(*3)
Hold to collect contractual cash flows and sell financial assets	FVOCI- measured at fair value(*2)
Hold to sell financial assets and others	FVTPL-measured at fair value

(*1)	The business model is expected to be assessed at portfolio level.

(*2)	To eliminate or significantly reduce the accounting mismatch, the Group may irrevocably designate a financial asset as measured at FVTPL using the fair value option at initial recognition.

(*3)	Equity instruments that are not held for trading may be irrevocably designated as FVOCI using the fair value option. This election will be made on an investment-by-investment basis.

As new classification requirements for financial assets under IFRS 9 are more stringent than requirements under IAS 39, the adoption of the new standard may result in increase in financial assets designated as FVTPL and higher volatility in profit or loss of the Group. As of December 31, 2017, the Group’s financial assets consist of ￦6,176,575 million of loans and receivables, ￦934,390 million of available-for-sale financial assets, and ￦328,314 million of financial assets at fair value through profit or loss.

A financial asset is measured at amortized cost under IFRS 9 if the asset is held by the Group to collect its contractual cash flows and the asset’s contractual cash flows represent solely payments of principal and interest. As of December 31, 2017, the Group has ￦6,176,575 million of loans and receivables measured at amortized cost.

Based on preliminary assessment, most of the Group’s loans and receivables are held to collect their contractual cash flows and the asset’s contractual cash flows represent solely payments of principal and interest. Though some are held for collecting the asset’s contractual cash flows and sale, management does not expect this to have a significant impact due to the short term nature of the receivables.

A financial asset is measured at FVOCI under IFRS 9 if the objective of the business model is achieved both by collecting contractual cash flows and selling financial assets; and the asset’s contractual cash flows represent solely payments of principal and interest. As of December 31, 2017, the Group has ￦19,928 million of debt instruments classified as available-for-sale financial assets.

Most of the debt instruments held by the Group classified as available-for-sale financial assets are expected to be classified as financial assets measured at FVOCI upon adoption IFRS 9 as at January 1, 2018. Therefore, management does not expect there to be a significant impact.

Under IFRS 9, equity instruments that are not held for trading may be irrevocably designated as FVOCI on initial recognition with no recycling of amounts from OCI to profit and loss. As of December 31, 2017, the Group has ￦914,462 million of available-for-sale equity instruments.

As the Group plans to classify the equity instruments with long-term investment purposes to financial assets measured at FVOCI under IFRS 9, the Group’s preliminary assessment did not indicate any material impact on the Group’s consolidated financial statements except no recycling of amounts from OCI to profit and loss is allowed.

All other financial assets are measured at FVTPL. As of December 31, 2017, the Group has ￦97,003 million of debt instruments classified as financial assets at FVTPL.

Most of the financial assets classified as FVTPL under IAS 39 of the Group are expected to be designated as financial assets measured at FVTPL under IFRS 9. Therefore, the Group’s preliminary assessment did not indicate any material impact on the Group’s consolidated financial statements upon adoption of IFRS 9 as at January 1, 2018.

ii)    Classification and measurement of financial liabilities

Under IFRS 9, for the financial liabilities designated as FVTPL using the fair value option, the element of gains or losses attributable to changes in the own credit risk should normally be recognized in OCI, with the remainder recognized in profit or loss. These amounts recognized in OCI are not recycled to profit or loss even when the liability is derecognized. However, if presentation of the fair value change in respect of the liability’s credit risk in OCI results in or enlarges an accounting mismatch in profit or loss, gains and losses are entirely presented in profit or loss.

Adoption of IFRS 9 may result in decrease in profit or loss, since the amount of fair value changes that is attributable to changes in the credit risk of the liability will be presented in OCI.

As of December 31, 2017, the Group’s total financial liability amounts to ￦12,725,704 million, among which the financial liabilities designated as FVTPL using fair value option amount to ￦60,278 million.

As of December 31, 2017, most of the financial liabilities designated as FVTPL of the Group have short-term maturities with no significant changes in their credit risks. The Group’s preliminary assessment did not indicate any material impact on the Group’s consolidated financial statements upon adoption of IFRS 9 as of January 1, 2018.

iii)    Impairment: financial assets and contract assets

The current impairment requirements under IAS 39 are based on an ‘incurred loss model’, where the impairment exists if there is objective evidence as a result of one or more events that occurred after the initial recognition of an asset. However, IFRS 9 replaces the incurred loss model in IAS 39 with an ‘expected credit loss model’ which applies to debt instruments measured at amortized cost or at fair value through other comprehensive income.

Under IFRS 9, the Group should recognize a loss allowance or provision at an amount equal to 12-month expected credit losses or lifetime expected credit losses for financial assets determined by the extent of probable credit deterioration since initial recognition as explained below. Therefore, the new impairment requirements are expected to result in earlier recognition of credit losses compared to the incurred loss model of IAS 39.

Stages(*1)		Loss allowances
Stage 1	No significant increase in credit risk since initial recognition(*2)	Loss allowances are determined for the amount of the expected credit losses that result from default events that are possible within 12 months after the reporting date.
Stage 2	Significant increase in credit risk since initial recognition	Loss allowances are determined for the amount of the expected credit losses that result from all possible default events over the expected life of the financial instrument.
Stage 3	Objective evidence of credit risk impairment

(*1)

Under IFRS 15, Revenue from Contracts with Customers (see note 4 (28) (2)), for trade receivables and contract assets arising with no significant credit risk, loss allowances are recognized at an amount equal to lifetime expected credit losses. However, for trade receivables and contract assets with a significant financing component arising under IFRS 15, the Group may choose as its accounting policy to recognize loss allowances at an amount equal to lifetime expected credit losses. In addition, for receivables under lease arrangement, the Group may choose to recognize loss allowances at an amount equal to lifetime expected credit losses. The Group expects to perform the analysis on whether there was a significant increase in credit risk on collective basis instead of on individual instrument basis. In addition, when information that is more forward-looking than past due status is not available without undue cost or effort, the Group expects to use past due information to determine whether there have been significant increases in credit risk since initial recognition.

(*2)	The Group may determine that a financial asset’s credit risk has not increased significantly if the asset has low credit risk at the reporting date.

IFRS 9 allows the Group to only recognize the cumulative changes in lifetime expected credit losses since initial recognition as a loss allowance for purchased or originated credit-impaired financial assets at the reporting date. As of December 31, 2017, the Group has ￦6,176,575 million of debt instrument financial assets measured at amortized cost and ￦362,171 million as loss allowances for these assets. The Group’s preliminary assessment did not indicate any material impact on the Group’s consolidated financial statements upon adoption of IFRS 9 on January 1, 2018.

iv)    Hedge accounting

IFRS 9 maintains the mechanics of hedge accounting from those in IAS 39. However, IFRS 9 replaces existing rule-based requirements under IAS 39 that are complex and difficult to apply with principle based requirement focusing more on the Group’s risk management purposes and procedures. Under IAS 9, more hedging instruments and hedged items are permitted and 80%-125% effectiveness requirement is removed.

By complying with the hedging rules in IFRS 9, the Group may apply hedge accounting for transactions that currently do not meet the hedging criteria under IAS 39 thereby reducing volatility in profit or loss. As of December 31, 2017, the Group recognized the total amount of ￦2,026,434 million as hedged liabilities that applied hedge accounting and changes in fair value of cash flow hedge in the amount of ￦73,828 million was recognized in OCI for the year ended December 31, 2017.

Upon initial application of IFRS 9, the Group may choose as its accounting policy to continue to apply hedge accounting requirements under IAS 39 instead of the requirements in IFRS 9.

The Group is yet to decide on its accounting policy whether to continuously apply the hedge accounting requirements of IAS 39 instead of the requirements in IFRS 9 when initially applying IFRS 9. The Group designates derivatives such as currency swaps as hedging instruments to hedge the risk of variability in cash flows associated with the foreign currency debentures and borrowings. As the Group’s hedging instruments as of December 31, 2017 satisfy the hedge requirements of retrospective testing (80~125%) under IAS 39, the adoption of IFRS 9 is not expected to have material impact on the Group’s consolidated financial statements.

2)    IFRS 15, Revenue from Contracts with Customers

IFRS 15, Revenue from Contracts with Customers, published in May 2014 is effective for annual periods beginning on or after January 1, 2018, with early adoption permitted. It replaces existing revenue recognition guidance, including IAS 18, Revenue, IAS 11, Construction Contracts, SIC 31, Revenue: Barter Transactions Involving Advertising Services, International Financial Reporting Interpretations Committee (“IFRIC”) 13, Customer Loyalty Programs, IFRIC 15, Agreements for the Construction of Real Estate, and IFRIC 18, Transfers of Assets from Customers. The Group plans to adopt IFRS 15 on January 1, 2018. The Group plans to apply IFRS 15 by recognizing the cumulative effect of initially applying the IFRS 15 as an adjustment to the opening balance of retained earnings (or other component of equity, as appropriate) of the year beginning January 1, 2018. The Group elected to apply IFRS 15 retrospectively only to contracts that are not completed contracts at the date of initial application (January 1, 2018) using the transition method permitted by IFRS 15.

IAS 18 provides separate revenue recognition criteria by transaction type which include sale of goods, rendering of services, and use of entity assets by others yielding interest, royalties and dividends. However, IFRS 15 introduces a five-step model for revenue recognition that focuses on the ‘transfer of control’ rather than the ‘transfer of risks and rewards’. The steps in five-step model are as follows:

•	identification of the contract with a customer;

•	identification of the performance obligations in the contract;

•	determination of the transaction price;

•	allocation of the transaction price to the performance obligations in the contract; and

•	recognition of revenue when (or as) the entity satisfies a performance obligation.

The Group performed evaluation and identified necessary changes to its accounting system and related controls based on the understanding of the revenue stream of the Group with the assistance of external information technology and accounting specialists. The Group is assessing the financial impact of the adoption of IFRS 15 on its consolidated financial statements and plans to complete the assessment by March 31, 2018.

Based on the circumstances and information available as of December 31, 2017, the Group preliminarily assessed the financial impact on its consolidated financial statements resulting from the adoption of IFRS 15. The results of the preliminary assessment are as follows. The results are subject to change according to the additional information available to use in subsequent periods.

i) Identification of performance obligations in the contract

A substantial portion of the Group’s revenues are generated from provision of wireless telecommunications services. IFRS 15 requires the Group to evaluate goods or services promised to customers to determine if they are performance obligations other than wireless telecommunications service that should be accounted for separately. The amount and timing of revenue recognition under IFRS 15 may be different from those under IAS 18 depending on the conclusion over the existence of separately identifiable performance obligations and the timing of satisfying each performance obligation.

In the case that the Group provides the wireless telecommunications services and a handset to one customer, the Group will allocate considerations from the customer between handset sale revenue and wireless telecommunications service revenue. The handset sales revenue is recognized when handset is sold and the wireless telecommunications service revenue is recognized as revenue over the period of the contract term as stated in the subscription contract.

ii) Allocate the transaction price to the separate performance obligations

In accordance with IFRS 15, the Group should allocate the transaction price to each performance obligation in a contract in proportion to their stand-alone selling price. The Group plans to use adjusted market assessment method for estimating the stand-alone selling price. However, in some circumstances, ‘expected cost plus a margin’ approach will be used.

The Group is in the progress of assessing the financial impact of allocating the transaction price to each performance obligation in a contract in proportion to their stand-alone selling price for the case where the Group provides the wireless telecommunications services and handset to one customer. Based on the preliminary assessment, the Group expects that wireless telecommunications service revenue will be decreased, while handset sale revenue will be increased upon adoption of IFRS 15.

iii) Incremental costs to acquire a contract

The Group has exclusive contracts with its sales agents to sell the Group’s wireless telecommunications services to subscribers. These agents receive commissions depending on the number of subscribers newly added and retained. The commissions paid to the agents constitute a significant portion of the Group’s operating expenses. Currently, the portion of these commissions that would not have been incurred if there have been no binding contracts with the subscribers are expensed.

Under IFRS 15, for the Group’s incremental costs to acquire a subscription contract, the Group expects to capitalize such amounts and amortized over the expected subscription period estimated based on historical experience. However, as a practical expedient, the Group plans to expense the incremental cost as incurred if the amortization period of the contract acquisition and fulfillment cost is considered to be not longer than one year.

As of December 31, 2017, the Group is assessing the impact of capitalizing the incremental costs associated with obtaining customer contracts. Based on the preliminary assessment, the Group expects commission expenses to decrease, while corresponding assets capitalized (incremental costs of obtaining a contract) and amortization expenses to be recognized and incurred, respectively.

3)    IFRS 16, Leases

IFRS 16, published in January 2016 is effective for annual periods beginning on or after January 1, 2019, with early adoption permitted. IFRS16 replaces existing leases guidance including IAS 17, Leases, IFRIC 4, Determining whether an Arrangement contains a Lease, SIC 15, Operating Leases — Incentives and SIC 27, Evaluating the Substance of Transactions Involving the Legal Form of a Lease.

IFRS 16, at the inception date of a contract and the first implementation of the standard, requires the Group to determine whether a contract is, or contains, a lease unless the Group applies the practical expedient for the existing lease contract at the date of adoption of the standard.

When accounting for lease, lessee and lessor should account for each lease component within the contract as a lease separately from non-lease components of the contract.

Lessee recognizes a right-of-use asset representing its right to use the underlying asset and a lease liability representing its obligation to make lease payments. However, there are optional exemptions for short-term leases and leases of low value items. As a practical expedient, a lessee may elect, by class of underlying asset, not to separate non-lease components from lease components, and instead account for each lease component and any associated non-lease components as a single lease component.

Lessor accounting remains similar to the current standard IAS 17. For a sale and leaseback arrangement, IFRS 16 requires the Group to apply the requirements for determining when a performance obligation is satisfied in IFRS 15 to determine whether the transfer of an asset is accounted for as a sale of that asset. However, sale and leaseback arrangements entered into before the adoption of IFRS 16 may not be reassessed.

i) Lease accounting for lessees

As a lessee, the Group can either apply the IFRS 16 using a full retrospective approach; or modified retrospective approach. The full retrospective approach requires the Group to retrospectively apply the new standard to each prior reporting period presented, while modified retrospective approach requires the lessee to recognize the cumulative effect of initial application at the date of initial application of the new leases standard.

ii) Lease accounting for lessors

In case where the Group is an intermediate lessor, the Group should reassess subleases that were classified as operating leases applying IAS 17 and are ongoing at the date of initial application, whether each sublease should be classified as an operating lease or a finance lease applying IFRS 16. For subleases that were classified as operating leases applying IAS 17 but finance leases applying IFRS 16, the Group should accounts for such sublease as a new finance lease entered into at the date of initial application of IFRS 16.

The Group plans to update its accounting system and related controls and complete the assessment of impact on its consolidated financial statements resulting from the adoption of IFRS 16 by December 31, 2018.